CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Capital Stock And Additional Paid-in-capital Tables
Schedule of Stock Option Outstanding

The following incentive stock options were outstanding at January 31, 2018:

Number of Options		Exercise Price	Expiry Date

1,100,000		$0.15	March 22, 2021
586,600		0.20	August 8, 2021
2,142,542		0.24	December 27, 2021
500,000	*	0.33	February 7, 2020
500,000		0.27	April 3, 2022
900,000		0.28	April 30, 2020
5,729,142		0.24

* cancelled subsequent to January 31, 2018

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value

Balance, July 31, 2016	2,700,000	$0.15	Nil
Options granted	4,629,142	0.26	Nil
Options exercised	(400,000)	(0.15)	Nil
Options expired/forfeited	(1,200,000)	(0.15)	Nil
Balance outstanding and exercisable, July 31, 2017 and January 31, 2018	5,729,142	$0.24	Nil

The following incentive stock options were outstanding at July 31, 2017:

Number of Shares	Exercise Price	Expiry Date

1,100,000	$0.15	March 22, 2021
586,600	0.20	August 8, 2021
2,142,542	0.24	December 27, 2021
500,000	0.33	February 7, 2020
500,000	0.27	April 3, 2022
900,000	0.28	April 30, 2020
5,729,142	0.24

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price

Balance, July 31, 2015	—	$—
Options granted	2,700,000	0.15

Balance, July 31, 2016	2,700,000	$0.15
Options granted	4,629,142	0.26
Options exercised	(400,000)	(0.15)
Options expired/forfeited	(1,200,000)	(0.15)

Balance outstanding and exercisable, July 31, 2017	5,729,142	$0.24

Schedule of Stock Warrants Outstanding

The following warrants were outstanding at January 31, 2018:

Number of Warrants	Exercise Price	Expiry Date

1,500,000	$0.227	July 13, 2018
22,148,800	0.40	December 23, 2018
2,286,100	0.40	January 24, 2019
465,500	0.40	February 6, 2019
9,863,486	0.40	May 5, 2019
7,080,740	0.25	September 25, 2019
6,788,860	0.25	December 27, 2019
133,333	0.25	January 3, 2020
50,266,819	$0.35

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, July 31, 2016	1,964,750	$0.20
Warrants issued	34,346,702	0.40
Warrants exercised	(272,080)	(0.10)
Balance, July 31, 2017	36,039,372	$0.39
Warrants issued	14,420,117	0.25
Warrants exercised	(192,670)	(0.10)
Balance, January 31, 2018	50,266,819	$0.35

The following warrants were outstanding at July 31, 2017:

Number of Warrants	Exercise Price	Expiry Date

192,670	$0.10	January 29, 2018
1,500,000	0.227	July 13, 2018
22,148,800	0.40	December 23, 2018
2,286,100	0.40	January 24, 2019
465,500	0.40	February 6, 2019
9,446,302	0.40	May 5, 2019
36,039,372	$0.39

Warrant transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price

Balance, July 31, 2015	—	$—
Warrants issued	1,984,000	0.20
Warrants exercised	(19,250)	(0.10)

Balance, July 31, 2016	1,964,750	$0.20
Warrants issued	34,346,702	0.40
Warrants exercised	(272,080)	(0.10)

Balance outstanding, July 31, 2017	36,039,372	$0.39

Schedule of stock option granted during the year

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of finders’ warrants issued during the period:

	2018	2017

Risk-free interest rate	1.64%	0.76%
Expected life of warrants	2.0 years	2.0 years
Expected annualized volatility	139.95%	179.45%
Dividend	Nil	Nil
Forfeiture rate	0%	0%

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of stock options granted during the period:

	2018	2017

Risk-free interest rate	N/A	0.98%
Expected life of options	N/A	5.00 years
Expected annualized volatility	N/A	1147.36%
Dividend	N/A	Nil
Forfeiture rate	N/A	0%

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of finders’ warrants issued during the year:

	2017	2016

Risk-free interest rate	0.73%	0.43%
Expected life of warrants	2.0 years	2.0 years
Expected annualized volatility	176.89%	215.30%
Dividend	Nil	Nil
Forfeiture rate	0%	0%

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of stock options granted during the year:

	2017	2016

Risk-free interest rate	0.82%	0.64%
Expected life of options	3.07 years	5.00 years
Expected annualized volatility	128.23%	151.50%
Dividend	—	—
Forfeiture rate	—	—